Schedule of Investments (unaudited) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$805	$863,040
Series D, Sub Lien, 6.00%, 10/01/42	3,575	3,973,877

		4,836,917

Arizona — 0.7%
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	90	101,493
5.00%, 05/15/56	360	399,711
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	1,685	1,807,894

		2,309,098

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	2,455	2,644,551

California — 6.3%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,095	3,042,460
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(b)	890	941,830
Series A, 4.00%, 04/01/45	390	428,584
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,587,722
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	151,948
Series A, 5.25%, 08/15/49	370	386,861
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	225	257,227
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,495	1,535,861
California State Public Works Board, RB 4.00%, 11/01/41	445	509,801
5.00%, 11/01/46	165	203,668
Series I, 5.00%, 11/01/38	775	825,057
City of Los Angeles Department of Airports, Refunding ARB
Series A, 4.00%, 05/15/49	2,085	2,333,791
Series A, AMT, 5.00%, 05/15/31	345	429,445
Series A, AMT, 5.00%, 05/15/32	410	506,844
Series A, AMT, 5.00%, 05/15/33	405	500,544
Series A, AMT, 5.00%, 05/15/38	290	356,968
Series A, AMT, 5.00%, 05/15/39	310	379,571
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/22(b)	2,745	2,786,073
San Francisco City & County Airport Comm-San Francisco International Airport, 4.00%, 05/01/52(c)	615	680,321
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/42(d)	2,000	1,146,270
State of California, Refunding GO, 3.00%, 12/01/46	500	515,517
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	360	391,659

		19,898,022

Security	Par (000)	Value

Colorado — 1.9%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	$1,705	$2,127,767
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,765	1,928,554
Colorado Housing and Finance Authority, RB, 3.25%, 05/01/52(c)	585	622,892
State of Colorado, COP, Series O, 4.00%, 03/15/44	1,275	1,415,025

		6,094,238

Connecticut — 0.2%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	330	379,984
Series A, 4.00%, 05/01/39	210	237,989

		617,973

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,165	1,281,739

District of Columbia — 6.8%
District of Columbia, Refunding RB 5.00%, 04/01/35	435	501,452
5.00%, 10/01/48	2,315	2,709,145
Series A, 6.00%, 07/01/23(b)	240	257,796
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	340	386,494
Series A, AMT, 4.00%, 10/01/38	340	386,589
Series A, AMT, 4.00%, 10/01/39	505	573,137
Series A, AMT, 4.00%, 10/01/40	410	463,600
Series A, AMT, 4.00%, 10/01/41	380	428,551
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	2,010	2,021,306
Series B, Subordinate, 4.00%, 10/01/49	765	840,859
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(d)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	6,590	4,928,595
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34	4,830	3,470,775
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35	6,515	4,495,493

		21,463,792

Florida — 5.8%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	195	234,832
Series A-1, 5.00%, 10/01/33	215	258,395
Series A-1, 5.00%, 10/01/34	215	257,778
Series A-1, 5.00%, 10/01/35	75	89,709
Celebration Pointe Community Development District, SAB(a) 5.00%, 05/01/32	450	487,045
5.00%, 05/01/48	1,120	1,186,623
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	1,190	1,368,571
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,461,785
County of Lee FL Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	1,275	1,539,705
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	325	372,348

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding RB (continued)
Series A, 4.00%, 10/01/38	$325	$371,556
Series A, 4.00%, 10/01/39	240	273,701
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	215	242,606
Series A, 5.00%, 06/15/50	720	800,702
Series A, 5.00%, 06/15/55	435	482,090
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	3,580,321
Sarasota County Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	435	537,284
Series A, 5.00%, 10/01/50	650	801,230
Village Community Development District No.10, SAB, 5.13%, 05/01/43	2,030	2,067,598
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,750	2,073,572

		18,487,451

Georgia — 5.0%
Development Authority for Fulton County, Refunding RB, 4.00%, 03/15/44	5,000	5,223,340
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(b)	515	578,363
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	720	675,818
Glynn-Brunswick Memorial Hospital Authority, RB, 5.00%, 08/01/47	2,500	2,836,170
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	490	635,108
Series A, 5.00%, 05/15/36	490	642,211
Series A, 5.00%, 05/15/37	540	714,637
Series A, 5.00%, 05/15/38	295	394,030
Series A, 5.00%, 05/15/49	985	1,398,056
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,560	1,683,627
Municipal Electric Authority of Georgia, Refunding RB
Series A, 4.00%, 01/01/51	225	253,220
Sub-Series A, 4.00%, 01/01/49	610	666,009

		15,700,589

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	745	873,514

Illinois — 10.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,465	1,577,891
Series D, 5.00%, 12/01/46	1,915	2,051,033
Series H, 5.00%, 12/01/36	450	509,559
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,460	1,642,921
Series F, 5.00%, 12/01/24	615	677,182
Series G, 5.00%, 12/01/34	450	510,139
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	935	1,066,928
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	762	764,015

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Waterworks Revenue, Refunding RB 2nd Lien, (AGM), 5.25%, 11/01/33	$260	$260,909
2nd Lien, 5.00%, 11/01/42	915	940,245
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	805	855,091
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	235	262,082
Series A, 5.00%, 02/15/50	130	143,687
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	1,290	1,571,879
Series A, 4.00%, 01/01/46	575	650,261
Series A, 5.00%, 01/01/46	1,500	1,852,648
Series C, 5.00%, 01/01/37	2,800	3,079,376
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	870	983,016
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,340	1,420,791
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(d)	5,175	2,688,366
State of Illinois, GO 5.00%, 02/01/39	1,540	1,641,277
Series A, 5.00%, 04/01/35	3,000	3,123,723
Series A, 5.00%, 04/01/38	3,490	3,633,931
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	1,059,133
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,045	1,049,692

		34,015,775

Indiana — 2.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	865,466
AMT, 7.00%, 01/01/44	1,905	2,084,868
Indiana Finance Authority, RB(b)
Series A, AMT, 5.00%, 07/01/23	1,880	1,984,941
Series A, AMT, 5.25%, 07/01/23	405	428,988
Indiana Housing & Community Development Authority, RB, 3.00%, 07/01/52(c)	285	303,577
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,316,115

		6,983,955

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Series B, 5.25%, 12/01/50(e)	2,810	3,013,767

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(b)	995	1,034,981
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	1,235	1,465,890
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(f)	1,200	1,433,696

		3,934,567

Louisiana — 1.7%
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 12/15/50	2,000	2,151,632
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	315	315,729
Series A, 5.25%, 05/15/32	1,110	1,122,886

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 05/15/33	$1,205	$1,218,876
Series A, 5.25%, 05/15/35	505	530,095

		5,339,218

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	420	495,368
Series B, (NPFGC), 7.00%, 07/01/22(g)	370	379,320
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	1,755	1,584,286

		2,458,974

Massachusetts — 1.5%
Massachusetts Development Finance Agency, Refunding RB(a) 4.00%, 10/01/32	215	229,004
4.13%, 10/01/42	470	500,476
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	550	549,653
Series C-1, 3.25%, 12/01/54	2,030	2,032,635
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	1,110	1,351,916

		4,663,684

Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	4,425	4,512,226
Michigan Finance Authority, Refunding RB 5.00%, 12/01/48	2,000	2,351,174
Series A, 4.00%, 12/01/49	810	898,339
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	950	878,039
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	990	1,188,655
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,070	1,226,111

		11,054,544

Minnesota — 1.5%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,020	2,199,566
Series A, 5.25%, 02/15/53	2,045	2,388,218

		4,587,784

Mississippi — 3.1%
County of Lowndes Mississippi, Refunding RB, Series A, 6.80%, 04/01/22	3,000	3,029,280
State of Mississippi, RB
Series A, 5.00%, 10/15/37	1,000	1,194,863
Series A, 4.00%, 10/15/38	5,000	5,605,760

		9,829,903

Missouri — 3.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	2,885	3,219,896
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	245	255,637

Security	Par (000)	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued) 5.00%, 09/01/48	$2,610	$3,043,182
Series A, 4.00%, 07/01/46	595	672,552
Series C, 5.00%, 11/15/47	2,570	2,993,004

		10,184,271

Nebraska — 0.9%
Central Plains Energy Project, RB 5.25%, 09/01/37	825	844,939
5.00%, 09/01/42	1,445	1,477,838
Nebraska Investment Finance Authority, RB, 3.00%, 03/01/52(c)	640	677,508

		3,000,285

New Hampshire(a) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,545	1,595,543
Series C, AMT, 4.88%, 11/01/42	805	834,107

		2,429,650

New Jersey — 14.4%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,675	1,799,910
5.25%, 11/01/44	1,525	1,626,916
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,655	1,858,156
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	510	562,279
4.00%, 11/01/39	405	445,559
5.00%, 06/15/49	2,295	2,680,532
Series EEE, 5.00%, 06/15/48	3,690	4,259,861
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,612,539
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,345,240
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	1,270	1,332,514
Series BB, 5.00%, 06/15/50	4,120	4,753,005
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(b)	740	753,234
Series A, 4.00%, 01/01/42	730	835,073
Series E, 5.00%, 01/01/45	2,615	2,859,233
State of New Jersey, GO
Series A, 4.00%, 06/01/31	560	650,214
Series A, 3.00%, 06/01/32	1,300	1,401,313
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	525	604,756
Sub-Series B, 5.00%, 06/01/46	13,345	15,021,813

		45,402,147

New Mexico — 0.2%
New Mexico Mortgage Finance Authority, RB, 3.00%, 03/01/53(c)	480	506,153

New York — 14.5%
City of New York, GO, Series C, 5.00%, 08/01/42	1,115	1,356,857
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,971,880
Metropolitan Transportation Authority, Refunding RB Series C-1, 4.75%, 11/15/45	1,585	1,811,062

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, 5.00%, 11/15/50	$515	$591,793
Series C-1, 5.25%, 11/15/55	760	887,367
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/46	520	579,290
Series A, 4.00%, 07/01/50	1,065	1,180,104
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,055	1,014,462
Series F-1, (FHA), 2.40%, 11/01/46	2,530	2,317,561
Series F-1, (FHA), 2.50%, 11/01/51	1,745	1,592,752
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	215	222,539
Series A, Class A, (AGM), 3.00%, 01/01/39	215	221,784
Series A, Class A, (AGM), 3.00%, 01/01/40	150	154,099
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/42	1,960	1,966,515
Series C, Subordinate, 4.00%, 05/01/45	1,080	1,216,600
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	430	485,998
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,905	1,906,855
Series A, 6.25%, 06/01/41(a)	1,800	1,826,739
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(a)	2,860	3,076,857
Series 2, Class 2, 5.15%, 11/15/34(a)	340	373,214
Series 2, Class 2, 5.38%, 11/15/40(a)	850	935,140
Series A, 2.88%, 11/15/46	3,365	3,207,397
New York State Environmental Facilities Corp., RB,
Series B, Subordinate, 5.00%, 06/15/48	1,780	2,120,840
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	7,895	8,783,030
Series A, 3.00%, 03/15/50	1,285	1,291,718
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	350	418,686
AMT, 5.00%, 10/01/40	1,000	1,182,649
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	985	1,109,812
Series A, 5.00%, 11/15/54	840	1,018,699
Series A, 5.00%, 11/15/56	885	1,084,653

		45,906,952

North Carolina — 0.9%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	2,055	2,129,218
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	530	730,066

		2,859,284

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	950	1,106,457

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	285	318,744
Series A-2, Class 1, 4.00%, 06/01/38	285	317,778

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series A-2, Class 1, 4.00%, 06/01/39	$285	$317,241
Series A-2, Class 1, 4.00%, 06/01/48	755	816,609
Series B-2, Class 2, 5.00%, 06/01/55	2,725	2,984,883
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	400	467,249
Series A, 6.13%, 07/01/22(b)	660	675,770
Series A, 4.00%, 12/01/49	505	565,756
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	590	654,777
Series A, 3.75%, 08/15/50	1,040	1,117,756
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	915	1,026,517
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	230	255,609
Ohio Housing Finance Agency, Refunding RB, 3.25%, 09/01/52(c)	1,655	1,769,092
State of Ohio, RB, AMT, 5.00%, 06/30/53	275	297,162

		11,584,943

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	1,155	1,377,126
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,050	2,285,153
Series C, 4.00%, 01/01/42	1,950	2,168,221

		5,830,500

Oregon — 1.3%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,680	1,854,033
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,795	2,137,439

		3,991,472

Pennsylvania — 4.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
Subordinate, 5.00%, 05/01/28	185	214,335
Subordinate, 5.13%, 05/01/32	230	267,320
Subordinate, 5.38%, 05/01/42	435	499,489
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	635	647,776
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	1,300	1,460,270
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	1,220	1,410,368
Series A, 4.00%, 09/01/49	555	588,211
Montgomery County, Refunding RB, 4.00%, 05/01/52	2,125	2,312,805
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	945,336
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,083,475
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	2,305	2,551,204

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$1,105	$1,210,624
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	675	753,380

		13,944,593

Puerto Rico — 6.0%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	675	693,728
5.63%, 05/15/43	690	703,968
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	2,430	2,474,117
Series A, Senior Lien, 5.13%, 07/01/37	695	707,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	2,016,542
Series A-1, Restructured, 5.00%, 07/01/58	6,807	7,573,604
Series A-2, Restructured, 4.33%, 07/01/40	85	92,268
Series A-2, Restructured, 4.78%, 07/01/58	2,941	3,229,336
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	3,564	1,152,672
Series A-1, Restructured, 0.00%, 07/01/51	1,971	459,801

		19,103,871

Rhode Island — 2.4%
Rhode Island Housing and Mortgage Finance Corp., 3.00%, 10/01/51(c)	570	599,279
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	820	897,292
Series B, 4.50%, 06/01/45	2,645	2,806,075
Series B, 5.00%, 06/01/50	2,945	3,199,224

		7,501,870

South Carolina — 5.7%
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/36	2,505	2,825,916
5.00%, 11/15/47	1,350	1,533,684
Series A, 5.00%, 05/01/48	3,060	3,545,827
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,180	6,725,657
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,430	1,572,981
Series E, 5.25%, 12/01/55	1,735	1,950,556

		18,154,621

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	995	1,037,115
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	160	174,462
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	690	778,317
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	955	1,091,567

		3,081,461

Security	Par (000)	Value

Texas — 5.7%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	$2,160	$2,393,423
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	821,608
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,380,604
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	793,757
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	685,631
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(b)	455	481,171
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	925	1,017,551
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	955	1,107,042
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48.	1,245	1,475,066
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	4,545	5,351,887
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	1,064,036
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,140	1,292,264

		17,864,040

Utah — 1.0%
County of Utah, RB
Series A, 4.00%, 05/15/43	215	244,030
Series A, 3.00%, 05/15/50	985	1,005,977
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	915	1,043,774
Series A, AMT, 5.00%, 07/01/48	875	1,012,798

		3,306,579

Virginia — 1.8%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,160	1,241,113
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/48	820	861,477
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 5.25%, 01/01/32	1,615	1,646,048
AMT, Senior Lien, 6.00%, 01/01/37	1,940	1,978,170

		5,726,808

Washington — 1.7%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,465	1,674,485
Series C, AMT, 5.00%, 04/01/40	755	822,058
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(b)	2,290	2,398,244
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	340	371,731

		5,266,518

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.5%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	$1,455	$1,641,406

Total Municipal Bonds — 129.3% (Cost: $381,426,865)		408,483,936

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 3.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	3,056	3,318,019
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	1,335	1,511,229
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	3,075	3,536,097
San Diego County Regional Airport Authority, ARB(i)
Series B, AMT, Subordinate, 4.00%, 07/01/56	579	628,393
Series B, AMT, Subordinate, 5.00%, 07/01/56	1,274	1,499,905

		10,493,643

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	2,252	2,676,755

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	1,798	1,964,399

Georgia — 1.1%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,821	1,975,907
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,442	1,499,317

		3,475,224

Illinois — 1.1%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	6	6,817
Series C, 4.00%, 02/15/41	3,219	3,524,576

		3,531,393

Massachusetts — 2.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,043	2,180,097
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,574	5,183,431

		7,363,528

New Jersey — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	6,241	7,037,096

New York — 6.8%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,308	1,453,199
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	5,956	6,578,283
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	2,884	3,162,207

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	$6,617	$7,265,160
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	2,928,422

		21,387,271

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	2,550	2,892,302

Ohio — 0.8%
Ohio State University, RB, 4.00%, 12/01/48	2,071	2,396,812

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	2,340	2,737,360

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	1,530	1,561,335

Texas — 4.5%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	1,831	1,867,364
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	2,520	2,625,055
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	2,030	2,045,486
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	6,900	7,814,412

		14,352,317

Virginia — 2.4%
Hampton Roads Transportation Accountability
Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	2,145	2,408,066
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,780	5,310,325

		7,718,391

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB 4.00%, 12/01/46	2,833	3,021,102
4.00%, 12/15/49(i)	2,940	3,246,574

		6,267,676

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.3% (Cost: $92,371,599)		95,855,502

Total Long-Term Investments — 159.6% (Cost: $473,798,464)		504,339,438

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	15,081,281	$15,081,281

Total Short-Term Securities — 4.7% (Cost: $15,082,778)		15,081,281

Total Investments — 164.3% (Cost: $488,881,242)		519,420,719

Liabilities in Excess of Other Assets — (1.3)%		(4,420,459)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.7)%		(58,944,899)

VMTP Shares at Liquidation Value — (44.3)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$316,055,361

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to July 1, 2029, is $8,199,786.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$655,154	$14,428,247	(a)	$—	$(537)	$(1,583)	$15,081,281	15,081,281	$443	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	44	03/22/22	$5,631	$153,940
U.S. Long Bond	29	03/22/22	4,510	233,179
5-Year U.S. Treasury Note	28	03/31/22	3,338	63,520

				$450,639

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$408,483,936	$—	$408,483,936
Municipal Bonds Transferred to Tender Option Bond Trusts	—	95,855,502	—	95,855,502
Short-Term Securities
Money Market Funds	15,081,281	—	—	15,081,281

	$15,081,281	$504,339,438	$—	$519,420,719

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$450,639	$—	$—	$450,639

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(58,930,410)	$—	$(58,930,410)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(198,930,410)	$—	$(198,930,410)

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGC	Assured Guaranty Corp.	SAB	Special Assessment Bonds

AGM	Assured Guaranty Municipal Corp.	SAW	State Aid Withholding

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

S C H E D U L E O F I N V E S T M E N T S	8